Investment Strategy	Oct. 31, 2025
AllianzIM U.S. Large Cap Buffer10 Jan ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on December 31, 2025, following which each Fund will reset and commence a new Outcome Period beginning January 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Equity Buffer10 Jan ETF	JANT	January 1, 2026, to December 31, 2026	15.60% (before management fee) 14.86% (after management fee)
AllianzIM U.S. Equity Buffer20 Jan ETF	JANW	January 1, 2026, to December 31, 2026	10.47% (before management fee) 9.73% (after management fee)
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	SIXJ	January 1, 2026, to June 30, 2026	6.99% (before management fee) 6.62% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding new Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AllianzIM U.S. Large Cap Buffer20 Jan ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on December 31, 2025, following which each Fund will reset and commence a new Outcome Period beginning January 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Equity Buffer10 Jan ETF	JANT	January 1, 2026, to December 31, 2026	15.60% (before management fee) 14.86% (after management fee)
AllianzIM U.S. Equity Buffer20 Jan ETF	JANW	January 1, 2026, to December 31, 2026	10.47% (before management fee) 9.73% (after management fee)
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	SIXJ	January 1, 2026, to June 30, 2026	6.99% (before management fee) 6.62% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding new Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in each Fund’s prospectus, each Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. Each Fund’s current Outcome Period will end on December 31, 2025, following which each Fund will reset and commence a new Outcome Period beginning January 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for each Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Equity Buffer10 Jan ETF	JANT	January 1, 2026, to December 31, 2026	15.60% (before management fee) 14.86% (after management fee)
AllianzIM U.S. Equity Buffer20 Jan ETF	JANW	January 1, 2026, to December 31, 2026	10.47% (before management fee) 9.73% (after management fee)
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	SIXJ	January 1, 2026, to June 30, 2026	6.99% (before management fee) 6.62% (after management fee)

Each Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

Each Fund’s prospectus is amended to revise all references to the dates associated with the Outcome Period to reflect the corresponding new Outcome Period and to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in the Fund’s prospectus, the Fund is subject to an upside return cap (the “Cap”) that represents the absolute maximum percentage return an investor can achieve from an investment in the Fund held for the Outcome Period. The Fund’s current Outcome Period will end on December 31, 2025, following which the Fund will reset and commence a new Outcome Period beginning January 1, 2026, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.

The Cap for the Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Cap
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	FLJJ	January 1, 2026, to June 30, 2026	6.02% (before management fee) 5.65% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the Cap to reflect the corresponding New Outcome Period Cap, as set forth in the table above.

AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period. The Fund’s current Outcome Period will end on December 31, 2025, following which the Fund will reset and commence a new Outcome Period beginning January 1, 2026, as shown in the table below.

The Spread for the Fund for the new Outcome Period will be as shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	New Outcome Period	New Outcome Period Spread
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	JANU	January 1, 2026, to December 31, 2026	3.73% (before management fee) 4.47% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the Spread to reflect the corresponding New Outcome Period Spread, as set forth in the table above.